Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Apr. 22, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
SA BlackRock Multi-Asset Income Portfolio | Class 1
Prospectus:
Trading Symbol	ASMAA
SA PGI Asset Allocation Portfolio | Class 1
Prospectus:
Trading Symbol	STAAA
SA PGI Asset Allocation Portfolio | Class 2
Prospectus:
Trading Symbol	STAAB
SA Wellington Capital Appreciation Portfolio | Class 1
Prospectus:
Trading Symbol	ASCAA
SA Wellington Capital Appreciation Portfolio | Class 2
Prospectus:
Trading Symbol	ASCAB
SA Wellington Government and Quality Bond Portfolio | Class 1
Prospectus:
Trading Symbol	ASGQA
SA Wellington Government and Quality Bond Portfolio | Class 2
Prospectus:
Trading Symbol	ASGQB
SA Wellington Strategic Multi-Asset Portfolio | Class 1
Prospectus:
Trading Symbol	ASTMA